Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED JUNE 7, 2024
TO THE PROSPECTUS DATED SEPTEMBER 1, 2023, as supplemented,
OF VANECK ETF TRUST

This Supplement updates certain information contained in the above-dated Prospectus (the “September 1 Combined Prospectus”) for VanEck ETF Trust (the “Trust”) regarding BDC Income ETF, Dynamic High Income ETF, Emerging Markets High Yield Bond ETF, Fallen Angel High Yield Bond ETF, Green Bond ETF, IG Floating Rate ETF, International High Yield Bond ETF, J.P. Morgan EM Local Currency Bond ETF, Moody’s Analytics BBB Corporate Bond ETF, Moody’s Analytics IG Corporate Bond ETF, Mortgage REIT Income ETF, and Preferred Securities ex Financials ETF (each, a “Fund”), each a series of the Trust. You may obtain copies of each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.
Effective immediately, the shares of BDC Income ETF (the “Fund”) are no longer offered through the September 1 Combined Prospectus and all references to the Fund are hereby deleted from the September 1 Combined Prospectus. Effective immediately, the shares of the Fund are offered through the separate BDC Income ETF Prospectus dated June 7, 2024. The shares of each of Dynamic High Income ETF, Emerging Markets High Yield Bond ETF, Fallen Angel High Yield Bond ETF, Green Bond ETF, IG Floating Rate ETF, International High Yield Bond ETF, J.P. Morgan EM Local Currency Bond ETF, Moody’s Analytics BBB Corporate Bond ETF, Moody’s Analytics IG Corporate Bond ETF, Mortgage REIT Income ETF, and Preferred Securities ex Financials ETF continue to be offered through the September 1 Combined Prospectus, as supplemented.
Supplement Closing [Text Block]	ck0001137360_SupplementClosingTextBlock	Please retain this supplement for future reference.
VanEck BDC Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	BDC Income ETF
VanEck Dynamic High Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Dynamic High Income ETF
VanEck Emerging Markets High Yield Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets High Yield Bond ETF
VanEck Fallen Angel High Yield Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fallen Angel High Yield Bond ETF
VanEck Green Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Green Bond ETF
VanEck IG Floating Rate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	IG Floating Rate ETF
VanEck International High Yield Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	International High Yield Bond ETF
VanEck J.P. Morgan EM Local Currency Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	J.P. Morgan EM Local Currency Bond ETF
VanEck Moody's Analytics BBB Corporate Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Moody’s Analytics BBB Corporate Bond ETF
VanEck Moody's Analytics IG Corporate Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Moody’s Analytics IG Corporate Bond ETF
VanEck Mortgage REIT Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Mortgage REIT Income ETF
VanEck Preferred Securities ex Financials ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Preferred Securities ex Financials ETF